CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
Statement Of Cash Flows [Abstract]
Purchase of business, cash acquired	¥ 3,475